As filed with the U.S. Securities and Exchange Commission
on November 3, 2017
Securities Act File No. 333-151713
Investment Company Act File No. 811-22209

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933 ☑

Pre-Effective Amendment No. ________ ❑

Post-Effective Amendment No. 494 ☑

and/or

Registration Statement Under The Investment Company Act Of 1940 ☑

Amendment No. 497 ☑
(Check appropriate box or boxes)

Global X Funds
(Exact Name of Registrant as Specified in Charter)
600 Lexington Avenue, 20th Floor
New York, NY 10022
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (212) 644-6440

Bruno del Ama Global X Management Company LLC 600 Lexington Avenue, 20th Floor New York, NY 10022 (Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	Stradley Ronon Stevens & Young, LLP
600 Lexington Avenue, 20th Floor	1250 Connecticut Avenue, N.W., Suite 500
New York, NY 10022	Washington, DC 20036

It is proposed that this filing will become effective (check appropriate box)
❑ immediately upon filing pursuant to paragraph (b)
☑ on December 8, 2017 pursuant to paragraph (b)
❑ 60 days after filing pursuant to paragraph (a)(1)
❑ on (date) pursuant to paragraph (a)(1)
❑ 75 days after filing pursuant to paragraph (a)(2)
❑ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 494 to the Registration Statement of Global X Funds (the “Trust”) incorporates by reference Parts A, B and C of the Trust’s Post-Effective Amendment No. 255, which was filed with the Securities and Exchange Commission on June 26, 2015. This Post-Effective Amendment No. 494 is filed solely for the purpose of designating December 8, 2017 as the new effective date of Post-Effective Amendment No. 255, pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1940 Act. The effectiveness of the Registration Statement was delayed in Post-Effective Amendment No. 487 on October 11, 2017, Post-Effective Amendment No. 480 on September 14, 2017, Post-Effective Amendment No. 473 on August 17, 2017, Post-Effective Amendment No. 465 on July 19, 2017, Post-Effective Amendment No. 459 on June 22, 2017, Post-Effective Amendment No. 452 on May 25, 2017, Post-Effective Amendment No. 446 on April 27, 2017, Post-Effective Amendment No. 440 on March 30, 2017, Post-Effective Amendment No. 430 on March 2, 2017, Post-Effective Amendment No. 421 on February 2, 2017, Post-Effective Amendment No. 413 on January 4, 2017, Post-Effective Amendment No. 406 on December 7, 2016, Post-Effective Amendment No. 400 on November 9, 2016, Post-Effective Amendment No. 391 on October 12, 2016, Post-Effective Amendment No. 385 on September 14, 2016, Post-Effective Amendment No. 379 on August 18, 2016, Post-Effective Amendment No. 370 on July 20, 2016, Post-Effective Amendment No. 362 on June 23, 2016, Post-Effective Amendment No. 355 on May 24, 2016, Post-Effective Amendment No. 343 on April 28, 2016, Post-Effective Amendment No. 330 on March 23, 2016, Post-Effective Amendment No. 319 on March 2, 2016, Post-Effective Amendment No. 310 on February 3, 2016, Post-Effective Amendment No. 302 on January 7, 2016, Post-Effective Amendment No. 295 on December 9, 2015, Post-Effective Amendment No. 289 on November 12, 2015, Post-Effective Amendment No. 282 on October 14, 2015, Post-Effective Amendment No. 276 on September 22, 2015, Post-Effective Amendment No. 268 on September 4, 2015. This Amendment does not affect the currently effective prospectuses and statement of additional information for series of the Trust’s shares not included herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 494 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 3rd day of November, 2017.

Global X Funds

By: /s/ Bruno del Ama
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Bruno del Ama	President (Principal Executive Officer), Trustee	November 3, 2017
Bruno del Ama

/s/ Luis Berruga	Chief Operating Officer, Treasurer, Principal Accounting Officer and Chief Financial Officer	November 3, 2017
Luis Berruga

*	Trustee
Sanjay Ram Bharwani		November 3, 2017

*	Trustee
Scott R. Chichester		November 3, 2017

*	Trustee
Kartik Kiran Shah		November 3, 2017

*/s/ Bruno del Ama
Attorney-In-Fact, pursuant to power of attorney